SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Jan. 09, 2018	Nov. 30, 2019	Nov. 30, 2018
Parent [member] | CANADA
Significant Accounting Policies [Line Items]
Percentage owned		100.00%	51.00%
ifrs-full:SubsidiariesMember
Significant Accounting Policies [Line Items]
Percentage owned	51.00%
ifrs-full:SubsidiariesMember | US [Member]
Significant Accounting Policies [Line Items]
Percentage owned		51.00%	100.00%